Cantey & Hanger, L.L.P.

801 Cherry Street, Suite 2100

Fort Worth, Texas 76102

817/877-2800

(fax) 817/877-2807

May 24, 2006

Via EDGAR

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Re:	QI Systems Inc.
Registration Statement on Form S-4

File Number 333-130594

Ladies and Gentlemen,

On behalf of our client, QI Systems Inc. (the “Registrant”), we enclose for filing under the Securities Act of 1933, as amended (the “Act”), the Registrant’s Amendment No. 4 to Form S-4 Registration Statement (the “Registration Statement”), relating to the Registrant’s change of domicile from the Province of British Columbia, Canada to the State of Delaware.

The sole purpose for filing this Registration Statement is to provide the updated consents of Amisano Hanson and Wolrige Mahon as requested by the Commission.

If you have any questions, or require any additional information or documents, please contact the undersigned (817/877-2809; sclemons@canteyhanger.com), or in my absence, Dean A. Tetirick (817/817-2883; dtetirick@canteyhanger.com).

Very truly yours,

/s/ STOCKTON B. CLEMONS

Stockton B. Clemons